Net Debt - Summary of Interest Bearing Liabilities and Cash and Cash Equivalents Denominated by Currency (Detail) - USD ($) $ in Millions	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Disclosure of nature and extent of risks arising from financial instruments [line items]
Interest bearing liabilities	$ 24,828	$ 26,805
Cash and cash equivalents	15,613	15,871	$ 14,153
USD [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Interest bearing liabilities	12,485	12,981
Cash and cash equivalents	9,214	7,024
EUR [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Interest bearing liabilities	7,680	9,070
Cash and cash equivalents	6	5,845
GBP [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Interest bearing liabilities	3,118	3,104
Cash and cash equivalents	48	1,560
AUD [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Interest bearing liabilities	951	1,077
Cash and cash equivalents	3,023	9
CAD [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Interest bearing liabilities	594	573
Cash and cash equivalents	3,092	1,301
Other [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and cash equivalents	$ 230	$ 132